TETON Convertible Securities Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 93.8%
Airlines  — 1.1%
$ 300,000 Southwest Airlines Co.,
1.250%, 05/01/25 .............................................. $ 361,425
Business Services  — 2.4%
1,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ......................................... 782,589
Cable and Satellite  — 2.8%
700,000 DISH Network Corp.,
Zero Coupon, 12/15/25 ................................... 450,100
500,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ......................................... 480,250
930,350
Communications Equipment  — 4.0%
500,000 InterDigital Inc.,
3.500%, 06/01/27(a) ......................................... 475,000
554,000 Lumentum Holdings Inc.,
0.500%, 06/15/28(a) ......................................... 422,093
500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ......................................... 440,923
1,338,016
Computer Software and Services  — 27.6%
300,000 Akamai Technologies Inc.,
0.375%, 09/01/27 .............................................. 290,400
700,000 Bandwidth Inc.,
0.250%, 03/01/26 .............................................. 531,160
780,000 Cardlytics Inc.,
1.000%, 09/15/25 .............................................. 337,350
500,000 Edgio Inc.,
3.500%, 08/01/25 .............................................. 429,755
360,000 fuboTV Inc.,
3.250%, 02/15/26 .............................................. 169,200
500,000 i3 Verticals LLC,
1.000%, 02/15/25 .............................................. 453,750
750,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ......................................... 650,250
300,000 MercadoLibre Inc.,
2.000%, 08/15/28 .............................................. 609,450
205,000 Nice Systems Inc.,
1.250%, 01/15/24 .............................................. 470,219
1,000,000 PAR Technology Corp.,
2.875%, 04/15/26 .............................................. 942,500
1,000,000 Perficient Inc.,
0.125%, 11/15/26 .............................................. 777,500
860,000 Progress Software Corp.,
1.000%, 04/15/26 .............................................. 883,220
465,000 PROS Holdings Inc.,
2.250%, 09/15/27 .............................................. 409,897
925,000 Verint Systems Inc.,
0.250%, 04/15/26 .............................................. 809,375
1,056,000 Veritone Inc.,
1.750%, 11/15/26 .............................................. 641,520
600,000 Workiva Inc.,
1.125%, 08/15/26 .............................................. 742,800
9,148,346
Consumer Services  — 9.2%
1,100,000 2U Inc.,
2.250%, 05/01/25 .............................................. 716,650
400,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27(a) ......................................... 396,000
Principal
Amount
Market
Value
NCL Corp. Ltd.
$ 250,000 5.375%, 08/01/25 .............................................. $ 253,375
223,000 1.125%, 02/15/27 .............................................. 152,487
600,000 Royal Caribbean Cruises Ltd.,
6.000%, 08/15/25(a) ......................................... 756,600
850,000 Stride Inc.,
1.125%, 09/01/27 .............................................. 761,260
3,036,372
Diversified Industrial  — 3.3%
485,000 Bloom Energy Corp.,
2.500%, 08/15/25 .............................................. 655,041
150,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ......................................... 298,650
165,000 Xometry Inc.,
1.000%, 02/01/27(a) ......................................... 140,183
1,093,874
Energy and Utilities: Integrated  — 6.5%
878,000 Array Technologies Inc.,
1.000%, 12/01/28 .............................................. 896,877
425,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ......................................... 398,650
375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ......................................... 438,000
500,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ......................................... 406,250
2,139,777
Energy and Utilities: Services  — 1.6%
500,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ......................................... 540,000
Financial Services  — 5.6%
385,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25 .............................................. 531,105
200,000 Envestnet Inc.,
2.625%, 12/01/27(a) ......................................... 215,600
250,000 LendingTree Inc.,
0.500%, 07/15/25 .............................................. 183,150
750,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) .............................. 517,125
750,000 Upstart Holdings Inc.,
0.250%, 08/15/26 .............................................. 397,500
1,844,480
Food and Beverage  — 1.8%
200,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ......................................... 211,040
400,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ......................................... 401,760
612,800
Health Care  — 13.0%
505,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 .............................................. 332,038
350,000 CONMED Corp.,
2.625%, 02/01/24 .............................................. 398,300
Cutera Inc.
300,000 2.250%, 03/15/26 .............................................. 445,050
250,000 2.250%, 06/01/28(a) ......................................... 267,000
255,000 4.000%, 06/01/29(a) ......................................... 260,890
400,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ......................................... 473,250
500,000 Insulet Corp.,
0.375%, 09/01/26 .............................................. 708,500

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)
2
Acquisition
Shares
Issuer
Acquisition
Dates
Acquisition
Cost
12/31/22
Carrying
Value
Per Share
980
2020 Cash
Mandatory
Exchangeable
Trust, 5.250%,
06/01/23 ........
06/24/20
- 09/30/20
$1,009,645
$1,146.5200
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 365,000 Invacare Corp.,
4.250%, 03/15/26 .............................................. $ 173,751
400,000 Lantheus Holdings Inc.,
2.625%, 12/15/27(a) ......................................... 404,760
640,000 PetIQ Inc.,
4.000%, 06/01/26 .............................................. 534,400
255,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27(a) ......................................... 295,162
4,293,101
Materials  — 0.1%
110,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ......................................... 42,735
Real Estate Investment Trusts  — 2.1%
200,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 .............................................. 165,500
250,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ......................................... 212,825
385,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 .............................................. 330,715
709,040
Security Software  — 3.4%
430,000 Nice Ltd.,
Zero Coupon, 09/15/25 ................................... 407,425
675,000 Zscaler Inc.,
0.125%, 07/01/25 .............................................. 712,125
1,119,550
Semiconductors  — 7.2%
750,000 Impinj Inc.,
1.125%, 05/15/27 .............................................. 903,750
500,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ......................................... 494,500
400,000 Semtech Corp.,
1.625%, 11/01/27(a) ......................................... 411,000
Wolfspeed Inc.
579,000 0.250%, 02/15/28(a) ......................................... 501,993
100,000 1.875%, 12/01/29(a) ......................................... 90,550
2,401,793
Telecommunications  — 2.1%
Infinera Corp.
500,000 2.500%, 03/01/27 .............................................. 558,843
100,000 3.750%, 08/01/28(a) ......................................... 124,440
683,283
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 31,077,531
Shares
MANDATORY CONVERTIBLE SECURITIES (b) — 6.2%
Diversified Industrial  — 1.1%
7,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 .............................................. 354,480
Energy and Utilities: Integrated  — 0.7%
5,000 NextEra Energy Inc.,
6.926%, 09/01/25 .............................................. 250,950
Energy and Utilities: Services  — 1.0%
6,745 Spire Inc., Ser. A,
7.500%, 03/01/24 .............................................. 336,778
Shares
Market
Value
Financial Services  — 3.4%
980 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23(a)(c) ..................................... $ 1,123,589
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 2,065,797
TOTAL INVESTMENTS — 100.0%
(Cost $34,239,304) ........................................... $ 33,143,328
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) At December 31, 2022, the Fund held an investment in a restricted and illiquid security amounting to $1,123,589 or 3.39% of total investments, which was valued under methods approved by the Board of Trustees as follows: